Income Taxes (Tables)	12 Months Ended
May 03, 2014
Income (Loss) Before Income Taxes

Income (loss) before income taxes for fiscal 2014, fiscal 2013 and fiscal 2012 are as follows:

	Fiscal 2014	Fiscal 2013	Fiscal 2012
Domestic operations	$3,952	(257,173)	(89,026)
Foreign operations	733	1,824	(881)

Total income (loss) before taxes	$4,685	(255,349)	(89,907)

Income Tax Provisions (Benefits)

Income tax provisions (benefits) for fiscal 2014, fiscal 2013 and fiscal 2012 are as follows:

	Fiscal 2014	Fiscal 2013	Fiscal 2012
Current:
Federal	$5,753	18,270	8,574
State	2,819	2,594	3,929
Foreign	156	486	—

Total current	8,728	21,350	12,503

Deferred:
Federal	30,792	(93,684)	(28,504)
State	12,433	(25,209)	(9,066)

Total deferred	43,225	(118,893)	(37,570)

Total	$51,953	(97,543)	(25,067)

Reconciliation Between Effective Income Tax Rate and Federal Statutory Income Tax Rate

Reconciliation between the effective income tax rate and the federal statutory income tax rate is as follows:

	Fiscal 2014	Fiscal 2013	Fiscal 2012
Federal statutory income tax rate	35.0%	35.0%	35.0%
State income taxes, net of federal income tax benefit	156.8	3.9	4.4
Changes to unrecognized tax benefits	42.5	(5.7)	(0.3)
Excess executive compensation	14.0	(1.8)	(9.8)
Meals and entertainment disallowance	16.0	(0.2)	(0.6)
Research Tax Credits	(63.4)	7.4	—
Joint venture net loss allocation	657.8	—	—
Change in valuation allowance	248.5	—	—
Other, net	1.7	(0.4)	(0.8)

Effective income tax rate	1,108.9%	38.2%	27.9%

Components of Deferred Tax Assets and Liabilities

At May 3, 2014 and April 27, 2013, the significant components of the Company’s deferred taxes consisted of the following:

	May 3, 2014	April 27, 2013
Deferred tax assets:
Estimated accrued liabilities	$124,875	$129,408
Inventory	42,671	82,785
Insurance liability	8,804	9,642
Loss and credit carryovers	47,308	59,493
Lease transactions	24,499	33,427
Pension	4,885	12,330
Stock-based compensation	6,364	8,740
Investments in equity securities	1,564	1,590
Other	1,263	1,817

Gross deferred tax assets	262,233	339,232

Valuation allowance	(19,176)	(7,533)

Net deferred tax assets	243,057	331,699

Deferred tax liabilities:
Prepaid expenses	(6,900)	(7,015)

Goodwill and intangible asset amortization	(209,541)	(216,182)
Investment in Barnes & Noble.com	(78,554)	(79,034)
Depreciation	(15,257)	(50,790)

Gross deferred tax liabilities	(310,252)	(353,021)

Net deferred tax liabilities	$(67,195)	$(21,322)

Reconciliation of Beginning and Ending Amount of Unrecognized Tax Benefits

A reconciliation of the beginning and ending amount of unrecognized tax benefits for fiscal 2014, fiscal 2013 and fiscal 2012 is as follows:

Balance at April 30, 2011	$13,479
Additions for tax positions of prior periods	—
Reductions due to settlements	(228)
Other reductions for tax positions of prior periods	(116)

Balance at April 28, 2012	$13,135
Additions for tax positions of the current period	3,189
Additions for tax positions of prior periods	9,187
Reductions due to settlements	(370)
Other reductions for tax positions of prior periods	(3,815)

Balance at April 27, 2013	$21,326
Additions for tax positions of the current period	2,693
Additions for tax positions of prior periods	2,206
Reductions due to settlements	—
Other reductions for tax positions of prior periods	(7,070)

Balance at May 3, 2014	$19,155